Current Maturities of Long Term Borrowing and Short-Term Credits	12 Months Ended
Dec. 31, 2018
Current Maturities of Long Term Borrowing and Short-Term Credits [Abstract]
CURRENT MATURITIES OF LONG TERM BORROWING AND SHORT-TERM CREDITS

NOTE 9:- CURRENT MATURITIES OF LONG TERM BORROWING AND SHORT-TERM CREDITS

a.	Composition:

	December 31
	2018	2017
	NIS in thousands

Current maturities and short term credits (*) (**)	136,028	780,861

(*)	2018 – include the Company is Series I notes in the amount of NIS 136 which are due on 30 November, 2019 (see Note 11b).

(**)	2017 – include PC’s notes in the total amount of NIS 486 million which was reclassified as current liabilities due to the breach of covenants set in trust deeds (see Note 5c) and the Company’s series H in the amount of NIS 295 million which was repaid on May 30, 2018.

b.	For liens - see Note 13c.